Selected Balance Sheet Components (Details Narrative) - USD ($)				9 Months Ended		12 Months Ended
	Jan. 06, 2023	Dec. 27, 2022	Mar. 18, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Sep. 12, 2023	Aug. 11, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash				$ 10,147,000		$ 372,000	$ 2,137,000
Legal settlement liability						600,000	900,000
Proceeds from related party debt					$ 2,400,000	2,550,000	$ 1,150,000
Edoc Merger Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Deferred financing costs				0		300,000			$ 1,900,000
Promissory Note Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Transaction costs related to merger		$ 75,000						$ 700,000
Proceeds from related party debt	$ 37,500	$ 37,500
Settlement And Mutual Release Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash			$ 1,100,000
Payments for legal settlements			60,000
Monthly payments for legal settlements			20,000
Settlement Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments for legal settlements			1,100,000	1,100,000		$ 600,000
Settlement Agreement [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash secured in equity finance			$ 10,000,000.0	$ 10,000,000.0